Stock Based Compensation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Stock Based Compensation

NOTE 16 STOCK-BASED COMPENSATION

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2010, 2009 and 2008:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Stock option awards	$18,623	$17,075	$10,013
Restricted stock unit awards	14,781	13,823	11,125
Deferred compensation matching stock unit awards	269	281	389
Employee stock purchase plans	566	471	469
Awards under non-employee directors' compensation plan	889	836	697
Total stock-based compensation, before income taxes	35,128	32,486	22,693
Income tax benefit	(13,288)	(12,228)	(8,354)
Total stock-based compensation expense, net of income taxes	$21,840	$20,258	$14,339

At December 31, 2010, unrecognized compensation cost for all stock-based compensation awards was $34.4 million and is expected to be recognized over a weighted average period of 1.5 years.

In 2010, 2009 and 2008, stock-based compensation expense of $33.1 million, $30.0 million and $21.0 million, respectively, was recorded in Selling, general and administrative expense and $2.0 million, $2.5 million and $1.7 million, respectively, was recorded in Cost of services and products.

TDS' tax benefits realized from the exercise of stock options and other awards totaled $4.6 million in 2010.

TDS (excluding U.S. Cellular)

The information in this section relates to stock-based compensation plans using the equity instruments of TDS. Participants in these plans are employees of TDS Corporate and TDS Telecom and non-employee directors of TDS, although U.S. Cellular employees are eligible to participate in the TDS Employee Stock Purchase Plan. Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS 2004 Long-Term Incentive Plan, TDS may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.

TDS had reserved 1,958,000 Common Shares and 9,124,000 Special Common Shares at December 31, 2010 for equity awards granted and to be granted under this plan. At December 31, 2010 the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards. As of December 31, 2010, TDS also had reserved 61,000 Special Common Shares under an employee stock purchase plan. The maximum number of TDS Common Shares and TDS Special Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2010 was 1,958,000 and 9,185,000 shares, respectively.

TDS has also created a Non-Employee Directors' Plan under which it has reserved 73,000 TDS Special Common Shares as of December 31, 2010 for issuance as compensation to members of the Board of Directors who are not employees of TDS.

TDS uses treasury stock to satisfy requirements for Common Shares and Special Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2010 expire between 2011 and 2020. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of the option generally equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2010, 2009 and 2008 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2010	2009	2008
Expected life	5.3 Years	5.1 Years	5.0 Years
Expected annual volatility rate	37.8%	43.0%	26.0%
Dividend yield	1.7%	1.6%	1.2%
Risk-free interest rate	2.1%	2.5%	3.1%
Estimated annual forfeiture rate	3.0%	1.9%	1.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

Any employee with stock options granted prior to the date of the TDS Special Common Share dividend on May 13, 2005, receives one Common Share and one Special Common Share per tandem option exercised. Each tandem option is exercisable at its original exercise price. TDS options granted after the distribution of the TDS Special Common Share dividend will receive one Special Common Share per option exercised.

A summary of TDS stock options (total and portion exercisable) and changes during the three years ended December 31, 2010, is presented in the tables and narrative below:

					Weighted
					Average
		Weighted	Weighted		Remaining
	Number of	Average	Average	Aggregate	Contractual
	Tandem	Exercise	Grant Date	Intrinsic	Life
Tandem Options	Options (1)	Price	Fair Value	Value	(in years)
Outstanding at December 31, 2007	1,037,000	$79.25
(1,037,000 exercisable)		79.25
Exercised	(48,000)	42.88		$2,873,000
Forfeited	—	—
Expired	(2,000)	81.26
Outstanding at December 31, 2008	987,000	$81.03
(987,000 exercisable)		81.03
Exercised	(6,000)	49.84		$50,000
Forfeited	—	—
Expired	(80,000)	75.44
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60		$3,322,000	2.8
(651,000 exercisable)		$69.60		$3,322,000	2.8

  Upon exercise, each tandem option is converted into one TDS Common Share and one TDS Special Common Share.

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Special Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2007	1,447,000	$52.63
(1,446,000 exercisable)		52.63
Granted	1,189,000	35.35	$8.85
Exercised	(4,000)	38.11		$48,965
Forfeited	(3,000)	35.35
Expired	(15,000)	59.45
Outstanding at December 31, 2008	2,614,000	$44.77
(1,428,000 exercisable)		52.59
Granted	1,399,000	26.95	$9.60
Exercised	—	—		$—
Forfeited	(68,000)	31.19
Expired	(85,000)	48.81
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41		$12,629,000	7.8
(2,506,000 exercisable)		$43.14		$1,990,000	6.8

The aggregate intrinsic value in the tables above represents the total pre-tax intrinsic value (the difference between TDS' closing stock prices and the exercise price, multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2010.

Long-Term Incentive Plan—Restricted Stock Units—TDS also grants restricted stock unit awards to key employees. Each restricted stock unit outstanding is convertible into one Special Common Share upon the vesting of such restricted stock units. The restricted stock unit awards currently outstanding were granted in 2009 and 2010 and will vest in December 2011 and 2012, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of the company's shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock or RSU is unvested. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2010 is presented in the table below.

Special Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	325,000	$30.58
Granted	161,000	25.53
Vested	(135,000)	35.35
Forfeited	(17,000)	29.64
Nonvested at December 31, 2010	334,000	$26.28

The total fair values as of the respective vesting dates of restricted stock units vested during 2010, 2009 and 2008 were $4.2 million, $2.6 million and $2.5 million, respectively. The weighted average grant date fair value of restricted stock units granted in 2010, 2009 and 2008 was $25.53, $26.95 and $35.35, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units or TDS Special Common Share units. The amount of TDS' matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units or TDS Special Common Share units. The matching contribution stock units vest ratably at a rate of one-third per year over three years. Upon vesting and distribution of such matching contribution stock units, participants will receive TDS Common Shares and/or TDS Special Common Shares, as applicable.

TDS estimates the fair value of deferred compensation matching contribution stock units based on the closing market price of TDS shares on the date of match. The fair value of such matching contribution stock units is then recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS' nonvested deferred compensation stock units and changes during the year ended December 31, 2010 is presented in the table below.

Special Common Deferred Compensation Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	4,100	$27.20
Granted	3,500	28.72
Vested	(3,700)	26.51
Nonvested at December 31, 2010	3,900	$26.58

The total fair values of deferred compensation stock units that vested during 2010, 2009 and 2008 were $0.1 million, $0.1 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2010, 2009 and 2008 was $28.72, $23.35 and $38.60, respectively.

Employee Stock Purchase Plan—The TDS 2009 Employee Stock Purchase Plan became effective January 1, 2009 and will terminate December 31, 2013. Under this plan, eligible employees of TDS and its subsidiaries may purchase a limited number of TDS Special Common Shares on a quarterly basis. During 2008, the 2003 Employee Stock Purchase Plan was effective but terminated December 31, 2008.

Under these plans, the per share cost to each participant is 85% of the market value of the Special Common Shares as of the issuance date. The employee stock purchase plans are considered compensatory plans; therefore recognition of compensation costs for stock issued under these plans is required. Compensation cost is measured as the difference between the cost of the shares to the plan participants and the fair market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—TDS issued 19,000, 15,000 and 8,400 Special Common Shares under its Non-Employee Directors' plan in 2010, 2009 and 2008, respectively.

Dividend Reinvestment Plans—TDS had reserved 365,000 Common Shares and 264,000 Special Common Shares at December 31, 2010, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 109,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan. These plans enable holders of TDS' Common Shares, Special Common Shares and Preferred Shares to reinvest cash dividends in Common Shares and Special Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares. The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS' Common Shares and Special Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made. These plans are considered non-compensatory plans, therefore no compensation expense is recognized for stock issued under these plans.

U.S. Cellular

The information in this section relates to stock-based compensation plans using the equity instruments of U.S. Cellular. Participants in these plans are employees of U.S. Cellular and non-employee directors of U.S. Cellular. Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan, an employee stock purchase plan, and a non-employee director compensation plan. Also, U.S. Cellular employees are eligible to participate in the TDS employee stock purchase plan.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2010, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2010, U.S. Cellular had reserved 6,081,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan, and also had reserved 35,000 Common Shares for issuance to employees under an employee stock purchase plan. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2010, was 6,116,000.

U.S. Cellular also has established a Non-Employee Director Compensation Plan under which it has reserved 39,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods of between three and four years from the date of grant. Stock options outstanding at December 31, 2010 expire between 2011 and 2020. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of the option generally equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2010, 2009, and 2008 using the Black-Scholes valuation model and the assumptions shown in the table below.

		2010	2009	2008
Expected life		0.9-8.0 Years	3.9 Years	3.7 Years
Expected volatility		26.9%-43.9%	40.3%-44.2%	28.1%-40.3%
Dividend yield	1	0%	0%	0%
Risk-free interest rate		0.4%-3.1%	1.2%-2.2%	1.2%-3.5%
Estimated annual forfeiture rate		0.0%-8.4%	6.9%	11.3%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2010, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2007	1,399,000	$51.65
(544,000 exercisable)		38.21
Granted	685,000	56.99	$14.08
Exercised	(415,000)	37.90		$7,487,000
Forfeited	(38,000)	61.40
Expired	(5,000)	63.56
Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37		$
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12		$13,421,000	6.8
(1,151,000 exercisable)		$54.64		$3,782,000	5.1

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2010.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2010 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	581,000	$48.68
Granted	334,000	42.21
Vested	(110,000)	71.76
Forfeited	(53,000)	44.83
Nonvested at December 31, 2010	752,000	$42.69

The total fair value of restricted stock units that vested during 2010, 2009 and 2008 was $4.7 million, $4.2 million and $8.3 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2010, 2009 and 2008 was $42.21, $33.00 and $56.12, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units. The matching contribution stock units vest ratably at a rate of one-third per year over three years. Upon vesting and distribution of such matching contribution stock units, participants will receive U.S. Cellular Common Shares.

U.S. Cellular estimates the fair value of deferred compensation matching contribution stock units based on the closing market price of U.S. Cellular Common Shares on the date of match. The fair value of such matching contribution stock units is then recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested deferred compensation stock units at December 31, 2010 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	3,900	$41.73
Granted	4,200	40.76
Vested	(7,700)	41.27
Forfeited	(100)	55.45
Nonvested at December 31, 2010	300	$40.13

The total fair value of deferred compensation stock units that vested during 2010, 2009 and 2008 was $0.4 million, $0.1 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2010, 2009 and 2008 was $40.76, $33.58 and $56.23, respectively.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009 and will terminate December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries may purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. During 2008, the 2003 Employee Stock Purchase Plan was effective but terminated December 31, 2008. U.S. Cellular employees are also eligible to participate in the TDS Employee Stock Purchase Plan.

Under these plans, the per share cost to participants is 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans are considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans is required. Compensation cost is measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 9,000 and 5,200 Common Shares in 2010 and 2009, respectively, under its Non-Employee Director Compensation Plan. No Common Shares were issued under this plan in 2008.